UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2025

Date of reporting period: 02/28/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Tactical Adaptive Risk Fund, formerly, the Stringer Growth Fund, a series of the 360 Funds (the “registrant”), for the fiscal year ended February 28, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

Class A (SRGAX)

February 28, 2025

This annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the year ended February 28, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$134	1.30%

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class A shares without sales charge	6.36%	7.73%	5.58%
Stringer Tactical Adaptive Risk Fund Class A shares with sales charge (a)	0.51%	6.52%	4.99%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.82%	8.83%	6.96%

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.

The Fund utilizes a blended index that is a 65%/35% blend of the MSCI ACWI Net Total Return USD Index (the “MSCI”) and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

Class A (SRGAX)

February 28, 2025

How did the Fund perform last year?

For the year ended February 28, 2025, the Fund returned +6.36% versus +11.82% for its benchmark MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend.

What factors influenced performance during the past year?

Though it lagged the blended benchmark, the Fund appreciated through the last fiscal year in a tax efficient manner. The global equity market has become more concentrated than ever, primarily due to the large weightings to U.S. technology-related stocks. This narrow equity market benefited just a few companies while most U.S. equities, foreign stocks, and bonds lagged.

Top performing assets included the following:

●	U.S. stocks, led by Berkshire Hathaway

●	U.S. equity ETFs, led by the iShares MSCI USA Momentum Factor ETF and the Vanguard Growth ETF

Detracting from performance relative to the blended benchmark were the following:

●	Fixed income holdings such as the SPDR Bloomberg 3-12 Month T-Bill ETF

●	Foreign equity holdings including the iShares MSCI Emerging Markets ex China ETF

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$22,908,340	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	133%

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
JPMorgan Hedged Equity Laddered Overlay ETF	12.36%	Technology Select Sector SPDR Fund	5.96%
iShares MSCI USA Quality Factor ETF	10.26%	SPDR MSCI USA Strategic Factors ETF	5.58%
Berkshire Hathaway, Inc.	9.39%	iShares MSCI USA Momentum Factor ETF	5.37%
Vanguard International Dividend Appreciation ETF	7.34%	iShares MSCI International Quality Factor ETF	5.31%
SPDR S&P 1500 Value Tilt ETF	6.13%	Vanguard Growth ETF	4.78%

Sector Allocation (as a % of Portfolio)
Equity Funds	79.50%	Consumer Discretionary	1.06%
Financials	10.12%	Industrials	0.42%
Information Technology	2.88%	Energy	0.32%
Commodity Fund	2.11%	Consumer Staples	0.17%
Cash and Cash Equivalents	1.70%	Communication Services	0.08%
Healthcare	1.56%	Real Estate	0.08%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

Class C (SRGCX)

February 28, 2025

This annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the year ended February 28, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C shares	$211	2.05%

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Class C without CDSC (a)	5.63%	6.95%	4.82%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.82%	8.83%	6.96%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The Fund utilizes a blended index that is a 65%/35% blend of the MSCI ACWI Net Total Return USD Index (the “MSCI”) and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

Class C (SRGCX)

February 28, 2025

How did the Fund perform last year?

For the year ended February 28, 2025, the Fund returned +5.63% versus +11.82% for its benchmark MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend.

What factors influenced performance during the past year?

Though it lagged the blended benchmark, the Fund appreciated through the last fiscal year in a tax efficient manner. The global equity market has become more concentrated than ever, primarily due to the large weightings to U.S. technology-related stocks. This narrow equity market benefited just a few companies while most U.S. equities, foreign stocks, and bonds lagged.

Top performing assets included the following:

●	U.S. stocks, led by Berkshire Hathaway

●	U.S. equity ETFs, led by the iShares MSCI USA Momentum Factor ETF and the Vanguard Growth ETF

Detracting from performance relative to the blended benchmark were the following:

●	Fixed income holdings such as the SPDR Bloomberg 3-12 Month T-Bill ETF

●	Foreign equity holdings including the iShares MSCI Emerging Markets ex China ETF

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$22,908,340	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	133%

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
JPMorgan Hedged Equity Laddered Overlay ETF	12.36%	Technology Select Sector SPDR Fund	5.96%
iShares MSCI USA Quality Factor ETF	10.26%	SPDR MSCI USA Strategic Factors ETF	5.58%
Berkshire Hathaway, Inc.	9.39%	iShares MSCI USA Momentum Factor ETF	5.37%
Vanguard International Dividend Appreciation ETF	7.34%	iShares MSCI International Quality Factor ETF	5.31%
SPDR S&P 1500 Value Tilt ETF	6.13%	Vanguard Growth ETF	4.78%

Sector Allocation (as a % of Portfolio)
Equity Funds	79.50%	Consumer Discretionary	1.06%
Financials	10.12%	Industrials	0.42%
Information Technology	2.88%	Energy	0.32%
Commodity Fund	2.11%	Consumer Staples	0.17%
Cash and Cash Equivalents	1.70%	Communication Services	0.08%
Healthcare	1.56%	Real Estate	0.08%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

Institutional Class (SRGIX)

February 28, 2025

This annual report to shareholders contains important information of the Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly, the Stringer Growth Fund, for the year ended February 28, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.stringeramfunds.com/. You can also request this information without charge by contacting the Fund at (877) 244-6235. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$108	1.05%

How has the Fund performed?

Average Annual Total Returns
	1 Year	5 Years	10 Years
Stringer Tactical Adaptive Risk Fund Institutional Class	6.63%	8.02%	5.85%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend	11.82%	8.83%	6.96%

The Fund utilizes a blended index that is a 65%/35% blend of the MSCI ACWI Net Total Return USD Index (the “MSCI”) and the Bloomberg U.S. Aggregate Bond Index. The MSCI is a free-float weighted equity index that includes both emerging and developed world markets. The Bloomberg U.S. Aggregate Bond Index is a widely-used indicator of the bond market, it is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

Institutional Class (SRGIX)

February 28, 2025

How did the Fund perform last year?

For the year ended February 28, 2025, the Fund returned +6.63% versus +11.82% for its benchmark MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend.

What factors influenced performance during the past year?

Though it lagged the blended benchmark, the Fund appreciated through the last fiscal year in a tax efficient manner. The global equity market has become more concentrated than ever, primarily due to the large weightings to U.S. technology-related stocks. This narrow equity market benefited just a few companies while most U.S. equities, foreign stocks, and bonds lagged.

Top performing assets included the following:

●	U.S. stocks, led by Berkshire Hathaway

●	U.S. equity ETFs, led by the iShares MSCI USA Momentum Factor ETF and the Vanguard Growth ETF

Detracting from performance relative to the blended benchmark were the following:

●	Fixed income holdings such as the SPDR Bloomberg 3-12 Month T-Bill ETF

●	Foreign equity holdings including the iShares MSCI Emerging Markets ex China ETF

How has the Fund changed?

Upon the recommendation of Stringer Asset Management, LLC, the Fund’s adviser, effective June 1, 2024, the Fund’s Board of Trustees approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund”.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$22,908,340	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	133%

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
JPMorgan Hedged Equity Laddered Overlay ETF	12.36%	Technology Select Sector SPDR Fund	5.96%
iShares MSCI USA Quality Factor ETF	10.26%	SPDR MSCI USA Strategic Factors ETF	5.58%
Berkshire Hathaway, Inc.	9.39%	iShares MSCI USA Momentum Factor ETF	5.37%
Vanguard International Dividend Appreciation ETF	7.34%	iShares MSCI International Quality Factor ETF	5.31%
SPDR S&P 1500 Value Tilt ETF	6.13%	Vanguard Growth ETF	4.78%

Sector Allocation (as a % of Portfolio)
Equity Funds	79.50%	Consumer Discretionary	1.06%
Financials	10.12%	Industrials	0.42%
Information Technology	2.88%	Energy	0.32%
Commodity Fund	2.11%	Consumer Staples	0.17%
Cash and Cash Equivalents	1.70%	Communication Services	0.08%
Healthcare	1.56%	Real Estate	0.08%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $11,000 with respect to the registrant’s fiscal year ended February 28, 2025 and $10,000 with respect to the registrant’s fiscal year ended February 29, 2024 for the Stringer Tactical Adaptive Risk Fund, formerly, the Stringer Growth Fund. The February 28, 2025 and February 29, 2024 audit fees were paid to Tait Weller & Baker, LLP.

(b)	Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 with respect to the registrant’s fiscal year ended February 28, 2025 and $3,500 with respect to the registrant’s fiscal year ended February 29, 2024 for the Stringer Tactical Adaptive Risk Fund, formerly, the Stringer Growth Fund. As it pertains to the February 29, 2024 tax fees, $1,500 of the fees were paid to Tait Weller & Baker, LLP and the services comprising these fees are the preparation of the registrant’s 2024 federal income and excise tax returns; and, $2,000 of the fees were paid to Cohen & Company, Ltd. and were to allow Tait Weller & Baker, LLP to review prior year tax returns and workpapers that were prepared by BBD, LLP. The February 28, 2025 tax fees were paid to Tait Weller & Baker, LLP and the services comprising these fees were the preparation of the registrant’s 2025 federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 28, 2025 and $0 for the fiscal year ended February 29, 2024 for the Stringer Tactical Adaptive Risk Fund, formerly, the Stringer Growth Fund.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the last two fiscal years ended February 28, 2025 and February 29, 2024 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual financial statements and other information filed under item 7 of this form.

ITEM 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Stringer Tactical Adaptive Risk Fund

(formerly, Stringer Growth Fund)

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

A series of the

 360 Funds

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

FEBRUARY 28, 2025

Investment Adviser:

Stringer Asset Management, LLC

5100 Poplar Avenue, Suite 1502

Memphis, TN 38137

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the "Reports"). The Reports are now streamlined to highlight key information about the Fund. Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

Management’s Discussion of Fund Performance

Dear Shareholders:

We are pleased to announce that Morningstar has again given the Stringer Tactical Adaptive Risk Fund Institutional Share Class (SRGIX), formerly, Stringer Growth Fund, a Four-Star rating by Morningstar® as of January 31st, 2025.

Through the Stringer Tactical Adaptive Risk Fund (the “Fund”), shareholders own pieces of some of the world's leading businesses while the Fund also employs risk management techniques beyond simple diversification. The global equity market ended 2024 more concentrated in only a few companies, primarily U.S. technology-related firms, than any time in history. As a result, global equity market returns were dominated by strong performance from only a few companies. The Fund, taking a broader approach, has assets invested across an array of businesses and assets. This approach allowed the Fund to post positive and competitive returns relative to the category, despite lagging its more concentrated blended benchmark (MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Index Blend). For the year ended December 31, 2024, the Fund returned 6.63% versus the benchmark’s 11.82%.

Our positioning reflects our dedication to our risk-managed approach. While the U.S. equity market level of issuer concentration brings risks, we see excellent opportunities in many blue-chip businesses that have largely been underappreciated in this environment. Times like these do not come along very often. We expect our approach, where we can look further afield to other equity sectors and industries, interesting areas of fixed income, and even alternative assets like commodities, can really benefit investors.

The new administration in Washington, D.C., has demonstrated that they will take a more aggressive approach to global trade, geopolitics, and a host of domestic issues. We can also expect the communication to be more erratic and sudden as social media becomes a larger part of how information is disseminated. We anticipate the uncertainty coming from these changes will persist. As a result, we remain vigilant and agile as new risks and opportunities arise.

It is important to understand that while the government may be implementing significant changes, the fundamentals of the U.S. economy remain strong and are largely unrelated to what is happening in Washington. For example, household finances and corporate balance sheets remain sound overall. While the bottom 20 percent of income earners continue to struggle with higher prices and debt, personal income growth has persistently outpaced inflation for nearly two years. Meanwhile, unemployment remains low, and the private sector labor market is healthy.

While we expect economic growth to slow, we believe the private sector, which dominates the U.S. economy is in excellent shape. Our work suggests that a year from now the country will continue to lead all global economies as jobs growth and earnings growth propel consumption, and the healthy business sector continues to innovate and invest in new plants and equipment.

Despite the headline risks, the economy and the financial markets are on sound footings overall, in our view.

Thank you for your continued trust and support. Please let us know if there is anything we can do to help you.

Respectfully,

Gary Stringer, CFA

President of Stringer Asset Management, LLC

April 4, 2025

Stringer Asset Management, LLC | 5050 Poplar Avenue, Suite 1103 | Memphis, TN 38157 | 901-800-2956 | info@stringeram.com

STRINGER TACTICAL ADAPTIVE RISK FUND

SCHEDULE OF INVESTMENTS

February 28, 2025	ANNUAL REPORT

COMMON STOCK - 16.69%	Shares	Value
Apparel - 0.13%
Hanesbrands, Inc. (a)	4,948	$29,836

Banks - 0.08%
1st Source Corp.	297	19,275

Biotechnology - 0.44%
Halozyme Therapeutics, Inc. (a)	1,720	101,738

Commercial Services - 0.04%
Healthcare Services Group, Inc. (a)	951	9,985

Computers - 0.98%
Apple, Inc.	927	224,186

Diversified Financial Services - 0.46%
Enact Holdings, Inc.	1,752	60,234
StoneX Group, Inc. (a)	367	44,286
		104,520
Electrical Components & Equipment - 0.13%
Energizer Holdings, Inc.	984	30,238

Food - 0.04%
B&G Foods, Inc.	1,391	9,292

Healthcare - Products - 0.03%
Tactile Systems Technology, Inc. (a)	504	7,202

Healthcare - Services - 0.15%
Select Medical Holdings Corp.	1,853	33,706

Insurance - 9.51%
American Coastal Insurance Corp.	718	8,717
Berkshire Hathaway, Inc. - Class B (a)	4,188	2,151,920
Fidelis Insurance Holdings Ltd. - Bermuda	1,295	19,049
		2,179,686
Internet - 1.59%
Amazon.com, Inc. (a)	1,001	212,492
ePlus, Inc. (a)	352	22,662
Hims & Hers Health, Inc. (a)	2,886	130,130
		365,284
Media - 0.08%
Sphere Entertainment Co. (a)	411	17,932

Mining - 0.10%
Centrus Energy Corp. - Class A (a)	247	22,410

Oil & Gas Services - 0.22%
Kodiak Gas Services, Inc.	1,177	50,611

STRINGER TACTICAL ADAPTIVE RISK FUND

SCHEDULE OF INVESTMENTS

February 28, 2025	ANNUAL REPORT

COMMON STOCK - 16.69% (continued)	Shares	Value
Pharmaceuticals - 0.37%
Alkermes PLC - Ireland (a)	2,182	$74,908
Owens & Minor, Inc. (a)	997	9,551
		84,459
Real Estate - 0.08%
eXp World Holdings, Inc.	1,714	17,329

REITS - 0.07%
PennyMac Mortgage Investment Trust	1,061	15,544

Semiconductors - 0.82%
NVIDIA Corp.	1,511	188,754

Software - 1.01%
Innodata, Inc. (a)	413	21,773
Microsoft Corp.	529	210,008
		231,781
Telecommunications - 0.07%
Viasat, Inc. (a)	1,716	14,998

Transportation - 0.29%
Matson, Inc.	454	65,408

TOTAL COMMON STOCK (Cost $3,185,057)		3,824,174

EXCHANGE-TRADED FUNDS - 81.67%

Commodity Fund - 2.11%
SPDR Gold MiniShares Trust (a)	8,559	483,926

Equity Funds - 79.56%
Communication Services Select Sector SPDR Fund	9,229	941,358
Consumer Discretionary Select Sector SPDR Fund	1,996	431,056
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	8,446	459,294
iShares MSCI International Quality Factor ETF	30,487	1,215,517
iShares MSCI USA Momentum Factor ETF	5,631	1,229,979
iShares MSCI USA Quality Factor ETF	12,940	2,349,516
JPMorgan Hedged Equity Laddered Overlay ETF	45,326	2,830,609
SPDR MSCI USA Strategic Factors ETF	7,889	1,278,097
SPDR S&P 1500 Value Tilt ETF	7,323	1,403,328
Technology Select Sector SPDR Fund	6,056	1,365,810
Vanguard FTSE Emerging Markets ETF	20,644	923,406
Vanguard Growth ETF	2,700	1,095,471
Vanguard International Dividend Appreciation ETF	20,126	1,682,332
Xtrackers U.S. National Critical Technologies ETF	32,180	1,019,739
		18,225,512

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,637,265)		18,709,438

STRINGER TACTICAL ADAPTIVE RISK FUND

SCHEDULE OF INVESTMENTS

February 28, 2025	ANNUAL REPORT

SHORT-TERM INVESTMENTS - 1.71%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Shares, 4.21% (b)	390,309	$390,309

TOTAL SHORT-TERM INVESTMENTS (Cost $390,309)		390,309

INVESTMENTS AT VALUE (Cost $21,212,631) - 100.07%		$22,923,921

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07%)		(15,581)

NET ASSETS - 100.00%		$22,908,340

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at February 28, 2025, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

Ltd. - Limited

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025	ANNUAL REPORT

Assets:
Investments, at cost	$21,212,631
Investments, at value	22,923,921
Due from Adviser	966
Receivables:
Interest	1,568
Dividends	1,213
Fund shares sold	3,511
Prepaid expenses	10,920
Total assets	22,942,099

Liabilities:
Payables:
Accrued distribution (12b-1) fees	3,612
Due to administrator	9,646
Accrued Trustee fees	1,731
Accrued expenses	18,770
Total liabilities	33,759
Commitments and contingencies (a)	—
Net Assets	$22,908,340

Sources of Net Assets:
Paid-in beneficial interest	$21,447,074
Total distributable earnings	1,461,266
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$22,908,340

Class A Shares:
Net assets	$5,339,355
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	419,197
Net Asset Value Per Share	$12.74

Maximum Offering Price Per Share (b)	$13.48

Minimum Redemption Price Per Share (c)	$12.61

Class C Shares:
Net assets	$3,045,420
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	241,762
Net Asset Value and Offering Price Per Share	$12.60

Minimum Redemption Price Per Share (d)	$12.47

Institutional Class Shares:
Net assets	$14,523,565
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,137,860
Net Asset Value, Offering and Redemption Price Per Share	$12.76

(a) See Note 7 in the Notes to Financial Statements.

(b) A maximum sales charge of 5.50% is imposed on Class A shares.

(c) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

(d) A CDSC of 1.00% is imposed in the event of certain Class C redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
STATEMENT OF OPERATIONS	ANNUAL REPORT

For the Year Ended February 28, 2025
Investment income:
Dividends	$550,377
Interest	27,220
Total investment income	577,597

Expenses:
Advisory fees (Note 5)	221,647
Distribution (12b-1) fees - Class A (Note 5)	14,183
Distribution (12b-1) fees - Class C (Note 5)	33,429
Accounting and transfer agent fees and expenses (Note 5)	123,681
Reports to shareholders	25,462
Legal fees	20,166
Trustee fees and expenses	17,031
Registration and filing fees	16,001
Audit fees	15,000
Miscellaneous	14,115
Custodian fees	9,691
Insurance	8,236
Pricing fees	5,677
Compliance officer expenses	1,204
Non-12b-1 shareholder servicing expense	769
Total expenses	526,292
Less: fees waived and expenses reimbursed (Note 5)	(233,701)
Net expenses	292,591

Net investment income	285,006

Realized and unrealized gain (loss):
Net realized gain on:
Investments	2,056,677
Net realized gain on investments	2,056,677

Net change in unrealized depreciation on:
Investments	(888,904)
Net change in unrealized depreciation	(888,904)

Net realized and unrealized gain on investments	1,167,773

Net increase in net assets resulting from operations	$1,452,779

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income	$285,006	$537,579
Net realized gain on investments	2,056,677	86,344
Net change in unrealized appreciation (depreciation) on investments	(888,904)	2,680,372
Net increase in net assets resulting from operations	1,452,779	3,304,295

Distributions to shareholders from:
Distributable earnings - Class A	(72,337)	(130,072)
Distributable earnings - Class C	(15,990)	(56,502)
Distributable earnings - Institutional Class	(228,673)	(371,733)
Total distributions	(317,000)	(558,307)

Beneficial interest transactions (Note 3):
Decrease in net assets from beneficial interest transactions	(2,186,581)	(3,450,970)

Decrease in net assets	(1,050,802)	(704,982)

Net Assets:
Beginning of year	23,959,142	24,664,124

End of year	$22,908,340	$23,959,142

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
FINANCIAL HIGHLIGHTS	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Class A
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023		For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$12.14	$10.83	$12.49		$13.64	$11.42

Investment Operations:
Net investment income (a)	0.15	0.25	0.13		0.07	0.07
Net realized and unrealized gain (loss) on investments	0.62	1.35	(1.46)		0.78	2.94
Total from investment operations	0.77	1.60	(1.33)		0.85	3.01

Distributions:
From net investment income	(0.17)	(0.29)	(0.11)		(0.05)	(0.07)
From net realized capital gains	—	—	(0.22)		(1.95)	(0.72)
Total distributions	(0.17)	(0.29)	(0.33)		(2.00)	(0.79)

Net Asset Value, End of Year	$12.74	$12.14	$10.83		$12.49	$13.64

Total Return (d)	6.36%	14.85%	(10.63	)%(e)	5.01%	26.60%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$5,339	$5,835	$5,038		$3,953	$4,028

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.30%	2.31%	2.17%		1.98%	2.16%
After fees waived and expenses absorbed (b)	1.30%	1.30%	1.30%		1.30%	1.30%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	0.19%	1.16%	0.27%		(0.18)%	(0.27)%
After fees waived and expenses absorbed (b) (c)	1.19%	2.17%	1.13%		0.50%	0.60%

Portfolio turnover rate	133%	80%	103%		105%	212%

(a)	Net investment income per share is based on average shares outstanding.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any sales loads and contingent deferred sales charges.
(e)	During the year ended February 28, 2023, 0.00% of the Fund’s total return consists of a voluntary reimbursement by the administrator for a loss incurred on a NAV error. Excluding these items, total return would have been (10.63)%.

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
FINANCIAL HIGHLIGHTS	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Class C
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$11.99	$10.69	$12.30	$13.51	$11.34

Investment Operations:
Net investment income (loss) (a)	0.06	0.16	0.03	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.61	1.32	(1.42)	0.78	2.91
Total from investment operations	0.67	1.48	(1.39)	0.74	2.89

Distributions:
From net investment income	(0.06)	(0.18)	—	—	—
From net realized capital gains	—	—	(0.22)	(1.95)	(0.72)
Total distributions	(0.06)	(0.18)	(0.22)	(1.95)	(0.72)

Net Asset Value, End of Year	$12.60	$11.99	$10.69	$12.30	$13.51

Total Return (d)	5.63%	13.94%	(11.28)%	4.29%	25.69%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$3,045	$3,577	$4,551	$8,840	$9,924

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	3.05%	3.06%	2.92%	2.73%	2.91%
After fees waived and expenses absorbed (b)	2.05%	2.05%	2.05%	2.05%	2.05%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	(0.55)%	0.45%	(0.60)%	(0.95)%	(1.02)%
After fees waived and expenses absorbed (b) (c)	0.45%	1.46%	0.27%	(0.27)%	(0.16)%

Portfolio turnover rate	133%	80%	103%	105%	212%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower. The returns shown exclude the impact of any contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.

STRINGER TACTICAL ADAPTIVE RISK FUND
FINANCIAL HIGHLIGHTS	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years indicated.

	Institutional Class
	For the Year Ended February 28, 2025	For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021
Net Asset Value, Beginning of Year	$12.16	$10.85	$12.51	$13.65	$11.42

Investment Operations:
Net investment income (a)	0.18	0.28	0.14	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.62	1.34	(1.45)	0.79	2.95
Total from investment operations	0.80	1.62	(1.31)	0.89	3.05

Distributions:
From net investment income	(0.20)	(0.31)	(0.13)	(0.08)	(0.10)
From net realized capital gains	—	—	(0.22)	(1.95)	(0.72)
Total distributions	(0.20)	(0.31)	(0.35)	(2.03)	(0.82)

Net Asset Value, End of Year	$12.76	$12.16	$10.85	$12.51	$13.65

Total Return (d)	6.63%	15.10%	(10.42)%	5.34%	26.98%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$14,524	$14,547	$15,075	$26,265	$16,316

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (b)	2.05%	2.06%	1.92%	1.73%	1.91%
After fees waived and expenses absorbed (b)	1.05%	1.05%	1.05%	1.05%	1.05%

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (b) (c)	0.42%	1.44%	0.40%	0.04%	(0.03)%
After fees waived and expenses absorbed (b) (c)	1.42%	2.45%	1.27%	0.72%	0.83%

Portfolio turnover rate	133%	80%	103%	105%	212%

(a)	Net investment income per share is based on average shares outstanding.
(b)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

The accompanying notes are an integral part of these financial statements.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28. 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Tactical Adaptive Risk Fund (the “Fund”), formerly the Stringer Growth Fund, is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C, and Institutional. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

c)             Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended February 28, 2025, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the year ended February 28, 2025, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended 2022, 2023, and 2024) and for the year ended February 28, 2025, and has concluded that no provision for income tax is required in these financial statements.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the year ended February 28, 2025.

e)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Contingent Deferred Sales Charges – For initial purchases of Class A shares of the Fund of $1 million or more, a broker-dealer’s commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million or more if the dealer’s commission described above was paid by the Adviser and the shares are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC fees from Class A redemptions reimbursed to the Adviser during the year ended February 28, 2025.

For initial purchases of Class C shares of the Fund, a broker-dealer's commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. There were CDSC fees from Class C redemptions of $23 reimbursed to the Adviser during the year ended February 28, 2025.

h)            Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s Adviser has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for an identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2025

2.	SECURITIES VALUATIONS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2025.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$3,824,174	$—	$—	$3,824,174
Exchange-Trades Funds (2)	18,709,438	—	—	18,709,438
Short-Term Investments	390,309	—	—	390,309
Total Assets	$22,923,921	$—	$—	$22,923,921

(1)       During the year ended February 28, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee's fair value determinations and has assigned the Adviser as the Fund's Valuation Designee.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2025

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the year ended February 28, 2025 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Class A
Shares	38,079	(105,091)	5,411	(61,601)
Value	$476,459	$(1,322,252)	$67,640	$(778,153)
Class C
Shares	1,542	(59,223)	1,220	(56,461)
Value	$19,067	$(734,521)	$15,099	$(700,355)
Institutional Class
Shares	135,954	(209,337)	15,218	(58,165)
Value	$1,734,029	$(2,632,630)	$190,528	$(708,073)

Transactions in shares of beneficial interest for the Fund for the year ended February 29, 2024 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	104,139	(99,401)	10,896	15.634
Value	$1,172,085	$(1,128,730)	$126,615	$169,970
Class C
Shares	7,106	(139,206)	4,636	(127,464)
Value	$79,716	$(1,546,289)	$53,316	$(1,413,257)
Institutional Class
Shares	200,407	(421,117)	27,577	(193,133)
Value	$2,227,663	$(4,756,348)	$321,002	$(2,207,683)

4.	INVESTMENT TRANSACTIONS

For the year ended February 28, 2025, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$30,172,728	$32,137,220

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and its investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 0.95% of the Fund’s average daily net assets.

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2025

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% until and through at least June 30, 2026. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated without the Board’s approval. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the year ended February 28, 2025, as well as amounts due to (from) the Adviser at February 28, 2025.

Advisory fees earned	$221,647
Fees waived and reimbursed	233,701
Payable to (Due from) Adviser	(966)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

February 28, 2026	February 28, 2027	February 28, 2028	Totals
$272,136	$244,306	$233,701	$750,143

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide daily operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the year ended February 28, 2025, the Fund accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

Service fees accrued	$123,681
Service fees payable	9,646

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund. During the year ended February 28, 2025, commissions of $674 were paid to the Distributor.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the year ended February 28, 2025, the Fund accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

Class A	Class C
$14,183	$33,429

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2025

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at February 28, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$21,216,408	$2,014,955	$(307,442)	$1,707,513

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

The tax character of distributions paid by the Fund during the fiscal year ended February 28, 2025 were as follows:

Ordinary Income
$317,000

The tax character of distributions paid by the Fund during the fiscal year ended February 29, 2024 were as follows:

Ordinary Income
$558,307

As of February 28, 2025, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$—	$—	$(213,543)	$(32,704)	$1,707,513	$1,461,266

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2025, the Fund did not elect to defer any post-October losses but did elect to defer $32,704 of post-December losses.

As of February 28, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

Non-Expiring Short-Term	Non-Expiring Long-Term
$213,543	$—

During the fiscal year ended February 28, 2025, the Fund utilized $1,991,048 of capital loss carryforwards.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. There were no permanent book and tax differences that resulted in any reclassifications to paid-in capital for the year ended February 28, 2025.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Stringer Tactical Adaptive Risk Fund and the

Board of Trustees of 360 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Stringer Tactical Adaptive Risk Fund (the “Fund”), a series of 360 Funds (the “Trust”), including the schedule of investments, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended February 28, 2023, have been audited by other auditors, whose report dated April 28, 2023 expressed unqualified opinions on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 28, 2025

Stringer Tactical Adaptive Risk Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

February 28, 2025 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - For the year ended February 28, 2025, the Fund paid $317,000 of ordinary income. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5100 Poplar Avenue

Suite 1502

Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Fund are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on January 30, 2025 (the “Meeting”), the Board considered the approval of the renewal of the Advisory Agreement between the Trust and the Adviser for the Fund.

Legal counsel (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. Counsel discussed with the Trustees the types of information and factors that they should consider to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest (collectively, the “Material Factors”).

In assessing these factors and reaching its decisions, the Board considered information furnished for its review and consideration throughout the year at Board meetings and information prepared or presented in connection with the annual renewal process, including information in the Adviser’s presentation during the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including (i) the Adviser’s reports regarding the services and support provided to the Fund and its shareholders; (ii) the Adviser’s quarterly assessments of the investment performance of the Fund; (iii) the Adviser’s periodic commentary on the Fund’s performance; (iv) presentations about its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from legal counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the Material Factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents and information on the Adviser, including its financial condition, personnel and the services provided to the Fund, investment advice, performance, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by the Adviser from its relationship with the Fund. In addition, the Board had an extensive discussion with the Adviser regarding the matters discussed below.

(1)       The nature, extent, and quality of the Adviser’s services.

The Board considered the Adviser’s contractual duties and responsibilities. The Board reviewed the services provided by the Adviser to the Fund, including, without limitation, the Adviser’s processes for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the Adviser’s coordination of services for the Fund by its service providers; and the Adviser’s efforts to promote the Fund, grow its assets, and assist in the distribution of its shares. The Board considered the Adviser’s personnel and operating methods, succession plans, and compliance program. The Board also considered the Adviser’s commitment to dedicating appropriate resources to support the Fund’s operations. The Board noted the impact of recent SEC rules on the Fund and the Adviser, including Rules 2a-5 and 18f-4 and amendments to Rule 35d-1. After reviewing the preceding and further information, including the expanded ownership program at the Adviser, the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

(2)       Investment Performance of the Fund and the Adviser.

The Board compared the Fund's short- and long-term performance to its benchmark, comparable funds with similar objectives and size managed by other investment advisers, and peer group indices (e.g., Morningstar category averages). The Board also considered the consistency of the Adviser’s management of the Fund with its investment objective and policies.

The Board considered the peer, benchmark, and category performance of the Fund over various periods. The Board noted the investment performance of the Fund and its separately managed accounts were similar over the past year, with the Fund’s slight underperformance due to the higher fees associated with its management. The Adviser explained that the Fund’s overperformance relative to its category was partly driven by its domestic equity holdings, while its fixed-income and foreign equity holdings detracted from or limited returns. The Board concluded that the Fund’s performance was within a reasonable range of its category. Based on the preceding, the Board concluded that the investment performance information presented for the Fund was satisfactory.

(3)	The costs of the services provided and profits realized by the Adviser from the relationship with the Fund.

The Board considered Stringer’s staffing, personnel, and operating methods, its financial condition and commitment to the Fund, and the Fund’s asset levels and overall expenses. The Board considered the Adviser’s strategic plans to grow the Fund’s assets and manage costs related to its operations. The Trustees compared the Fund’s fees, expenses, and management fee relative to its category as of December 31, 2024. The Board noted that the Fund’s management fee was slightly above its respective category averages and median but within a reasonable range in their category. The Board further noted that the Fund’s net expense ratio (for the Institutional Class) was below the average and median of its category. The Board concluded that the net expense ratios and management fees of the Fund were within a reasonable range for their respective categories.

The Trustees recognized that the Fund is smaller than most of its peers, which affects the net expense ratios of the Fund and the Adviser’s ability to provide breakpoints in its management fee. The Trustees noted that regarding the Fund, the Adviser has entered into an expense limitation agreement according to which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, to limit its annual operating expenses (with industry-standard exceptions) to not more than 1.05% through June 30, 2025, and that the Adviser has agreed to extend the expense limitation agreement for an additional year ending June 30, 2026. The Board also considered the Adviser’s profitability analysis, as presented to the Board. Following this analysis, further consideration, and discussion of the preceding, the Board concluded that the management fee and the Adviser’s profitability were fair and reasonable.

(4)	The extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Board considered the Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increase, the shareholders of the Fund would benefit from the expense limitation arrangement. The Board noted that while a breakpoint schedule in the Advisory Agreement would be beneficial, such a feature only has benefits if the Fund’s assets were enough to realize the effect of the breakpoint. The Board further noted that lower expenses for the Fund’s shareholders are realized immediately with the expense limitation arrangements with the Adviser. The Board further noted that the Fund’s assets were at such levels that the expense limitation arrangement was providing benefits to the Fund’s shareholders. The Board noted that the current advisory fee was appropriate and that the Fund’s shareholders enjoy the benefits of economies of scale as the Fund grows. Following further discussion of the Fund’s asset levels, expectations for growth, and expense structure, the Board determined that the Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided savings and protection for the benefit of the Fund’s investors.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund, the fact that the Adviser does not utilize soft dollars, the basis of decisions to buy or sell securities for the Fund, and the substance and administration of the Adviser’s code of ethics. Based on the preceding, the Board determined that the Adviser’s standards and practices for identifying and mitigating possible conflicts of interest were satisfactory.

After additional consideration and discussion among the Trustees, the Board determined that the compensation payable under the Advisory Agreement to the Fund was fair, reasonable, and within a range of what could have been negotiated at arms-length considering all the surrounding circumstances, and they approved the renewal of the Advisory Agreement for the Fund.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Funds are open-end management investment companies

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Funds are open-end management investment companies

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Funds are open-end management investment companies

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Funds are open-end management investment companies

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time

ITEM 19.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002are filed herewith.

(a)(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: May 2, 2025